Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Profit (loss)	€ (227,065)	€ (170,381)	€ (165,358)
Profit (loss), attributable to non-controlling interests	(376)	(310)	(3,779)
Profit (loss), attributable to ordinary equity holders of parent entity	€ (226,689)	€ (170,071)	€ (161,579)
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of shares for basic and diluted EPS	140,655,697	94,963,796	94,963,796
Basic and diluted earnings (loss) per share	€ (1.61)	€ (1.79)	€ (1.70)
Loss per share - diluted	€ (1.61)	€ (1.79)	€ (1.70)
Potential dilutive securities	8,004,121	6,414,549	3,055,356